5. Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases

The Company leases various office spaces for banking and operational facilities and equipment under operating lease arrangements.

Total rent expense was approximately $949,000, $785,000 and $756,000 for the years ended December 31, 2019, 2018 and 2017, respectively.

As of December 31, 2019 the Company had operating ROU assets of $3.6 million and operating lease liabilities of $3.6 million. The Company maintains operating leases on land and buildings for some of the Bank’s branch facilities and loan production offices. Most leases include one option to renew, with renewal terms extending up to 15 years. The exercise of renewal options is based on the judgment of management as to whether or not the renewal option is reasonably certain to be exercised. Factors in determining whether an option is reasonably certain of exercise include, but are not limited to, the value of leasehold improvements, the value of renewal rates compared to market rates, and the presence of factors that would cause a significant economic penalty to the Company if the option is not exercised. As allowed by the standard, leases with a term of 12 months or less are not recorded on the balance sheet and instead are recognized in lease expense on a straight-line basis over the lease term.

The following table presents lease cost and other lease information as of December 31, 2019.

(Dollars in thousands)

December 31, 2019

Operating lease cost	$893

Other information:
Cash paid for amounts included in the measurement of lease liabilities	850
Operating cash flows from operating leases	—
Right-of-use assets obtained in exchange for new lease liabilities - operating leases	8
Weighted-average remaining lease term - operating leases	7.27
Weighted-average discount rate - operating leases	3.19%

The following table presents lease maturities as of December 31, 2019.

(Dollars in thousands)

Maturity Analysis of Operating Lease Liabilities:	December 31, 2019
2020	$823
2021	793
2022	501
2023	393
2024	304
Thereafter	1,320
Total	4,134
Less: Imputed Interest	(487)
Operating Lease Liability	$3,647